Related Party Transactions	1 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 – Related Party Transactions

During the three months ended June 30, 2023, the President of the Company paid expenses of the Company in the amount of $844. This amount was not to be reimbursed to the Company and was therefore included in capital contributions as of June 30, 2023.